Fair Value of Measurements - Valuation techniques and inputs (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Measurements
Convertible promissory notes, current	$ 27,794	$ 31,166
Convertible promissory notes, net of current	$ 6,239